Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Accounting Policies [Abstract]
Schedule of New Accounting Standards and Amendments to Standards

New accounting standards and amendments to standards or interpretations effective as of January 01, 2024:

Standard	Name	Effective date
IFRS 16	Amendments to IFRS 16 – Leases: Liability in a sale and leaseback	Jan. 01, 2024
IAS 1	Amendments to IAS 1: Presentation of financial statements: Classification of liabilities as current or non-current	Jan. 01, 2024
IAS 1	Amendments to IAS 1: Presentation of financial statements: Non-current liabilities with covenants	Jan. 01, 2024
IFRS 7 & IAS 7	Amendments to IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Supplier finance arrangements	Jan. 01, 2024

The standards and amendments to standards and interpretations below have been published by the IASB but are not mandatorily effective for annual periods beginning on or after January 01, 2024 and therefore have not been early adopted in these consolidated financial statements by ADSE.

Standard	Name	Effective date
IAS 21	Amendments to IAS 21: Lack of exchangeability	Jan. 01, 2025
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Classification and measurement of financial instruments	Jan. 01, 2026
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Contracts referencing nature-dependent electricity	Jan. 01, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	Jan. 01, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	Jan. 01, 2027

Schedule of Estimated Useful Lives for Current and Comparative Periods	The estimated useful lives for current and comparative periods are as follows:
Useful life in years
Software	3
ChargeBox (CBX)	7
ChargePost (CPT)	7

Schedule of Estimated Useful Lives

The estimated useful lives of right-of-use assets for property and vehicles for current and comparative periods are as follows:

Useful life in years
Property (Right-of-use assets)	1-10
Vehicles (Right-of-use assets)	1-4

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Useful life in years
Vehicles	6
Other equipment, operating and office equipment	3-14
Technical equipment and machinery	20

Schedule of Exchange Rates to Convert the Financial Statements	ADSE used the following exchange rates to convert the financial statements of ADSE US respectively ADSE CH:
	December 31, 2024
	Spot rate	Average rate
Euro per US-Dollar	1.0389	1.0824

	December 31, 2023
	Spot rate	Average rate
Euro per US-Dollar	1.1050	1.0813

	December 31, 2022
	Spot rate	Average rate
Euro per US-Dollar	1.0666	1.0530

ADSE used the following exchange rates to convert the financial statements of ADSE CH:

	December 31, 2024
	Spot rate	Average rate
Euro per CHF	0.9412	0.9526

	December 31, 2023
	Spot rate	Average rate
Euro per CHF	0.9260	-

	Apr. 25 - Dec. 31, 2023
	Spot rate	Average rate
Euro per CHF	-	0.9631

	April 25, 2023
	Spot rate	Average rate
Euro per CHF	0.9797	-